UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Liberty Capital Management
           -----------------------------------------------------
Address:   255 South Old Woodward
           Suite 204
           Birmingham, MI 48009

           -----------------------------------------------------

Form 13F File Number: 28-03742
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:    Charles W. Brown
         ---------------------------------
Title:   Vice President
         ---------------------------------
Phone:   248.258.9290
         ---------------------------------

Signature, Place, and Date of Signing:

/s/ Charles W. Brown                  Birmingham, MI                  10/17/2007
--------------------                  --------------                  ----------
    [Signature]                       [City, State]                     [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-03742___________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0
                                               --

Form 13F Information Table Entry Total:       101
Form 13F Information Table Value Total:  $119,416,000
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ -----
ABBOTT LABS COM                COM              002824100     2827   52725 SH       SOLE             52725
AFFILIATED COMPUTER CL A       CL A             008190100      531   10575 SH       SOLE             10575
AFLAC INC COM                  COM              001055102     3589   62929 SH       DEFINED          62579    350
ALTRA HOLDINGS INC COM         COM              02208r106      210   12606 SH       SOLE             12606
ALTRIA GROUP INC               COM              02209s103     1935   27826 SH       SOLE             27826
AMERICAN EXPRESS CO COM        COM              025816109      772   13000 SH       SOLE             13000
AMERICAN INTL GROUP COM        COM              026874107     2499   36944 SH       SOLE             36944
AMERICAN TEL&TELEG CO COM      COM              00206r102      812   19192 SH       DEFINED          13150         6042
AMGEN INC COM                  COM              031162100      697   12325 SH       SOLE             12325
APPLEBEES INTL INC COM         COM              037899101      585   23522 SH       SOLE             23522
APPLIED MATLS INC COM          COM              038222105     1498   72367 SH       DEFINED          67567   4800
AUTOMATIC DATA PROCESS COM     COM              053015103      626   13626 SH       SOLE             13626
BANK OF AMERICA                COM              060505104     1561   31050 SH       SOLE             31050
BAXTER INTL INC COM            COM              071813109      957   17004 SH       SOLE             17004
BRITISH PETE PLC AMERN SH      ADR              055622104      331    4778 SH       SOLE              4778
CENTURYTEL INC                 COM              156700106      556   12039 SH       SOLE             12039
CHEVRONTEXACO CORP COM         COM              166764100     3225   34461 SH       DEFINED          33761          700
CHURCH & DWIGHT INC COM        COM              171340102     2557   54351 SH       DEFINED          53751    600
CIMAREX ENERGY CO COM          COM              171798101     1156   31025 SH       SOLE             31025
CISCO SYS INC COM              COM              17275r102      567   17100 SH       SOLE             17100
CITIGROUP INC COM              COM              172967101     1541   33013 SH       DEFINED          33012            1
COHEN & STEERS                 COM              19247x100      326   13000 SH       SOLE             13000
COHEN & STEERS QTY RLY COM     COM              19247l106      284   13600 SH       SOLE             13600
COMERICA INC COM               COM              200340107      598   11666 SH       DEFINED          11546          120
CONSTELLATION BRANDS CL A      CL A             21036p108     1709   70600 SH       SOLE             70600
COSTCO WHSL CORP NEW COM       COM              22160k105      261    4250 SH       SOLE              4250
CVS CORP COM                   COM              126650100     2875   72558 SH       SOLE             72558
DANAHER CORP DEL COM           COM              235851102     3075   37176 SH       SOLE             37176
DENTSPLY INTL INC NEW COM      COM              249030107     2292   55052 SH       SOLE             55052
DIGITAL RIV INC COM            COM              25388b104     1022   22830 SH       DEFINED          22180    650
EMERSON ELEC CO COM            COM              291011104      472    8860 SH       SOLE              8860
EXELON CORP COM                COM              30161n101      300    3982 SH       DEFINED                        3982
EXXON MOBIL CORP COM           COM              30231g102     2721   29397 SH       DEFINED          25563         3834
FISERV INC COM                 COM              337738108      544   10700 SH       DEFINED          10050    650
FORD MTR CO DEL COM PAR $0.01  COM              345370860      140   16478 SH       SOLE             16478
FORTUNE BRANDS INC COM         COM              349631101      303    3724 SH       SOLE              3724
FRANKLIN ELEC INC COM          COM              353514102      310    7550 SH       SOLE              7550
FRANKLIN RES INC COM           COM              354613101      848    6651 SH       SOLE              6651
GENERAL ELEC CO COM            COM              369604103     2733   66007 SH       DEFINED          63507         2500
GENWORTH FINL INC COM CL A     CL A             37247d106     1296   42172 SH       SOLE             42172
GRACO INC COM                  COM              384109104      872   22301 SH       SOLE             22301
HARLEY DAVIDSON INC COM        COM              412822108     1116   24142 SH       SOLE             24142
HEALTH CARE REIT INC COM       COM              42217k106      555   12550 SH       SOLE             12550
HEWLETT PACKARD                COM              428236103      229    4593 SH       SOLE              4593
HONEYWELL INTL INC COM         COM              438516106      505    8500 SH       SOLE              8500
HOSPIRA INC COM                COM              441060100      215    5195 SH       SOLE              5195
HSBC HLDGS PLC SPON ADR NEW    ADR              404280406      418    4515 SH       SOLE              4515
ILLINOIS TOOL WKS INC COM      COM              452308109      244    4096 SH       DEFINED           3746    350
INDIA FD INC COM               ETF              454089103     1120   20617 SH       DEFINED          20417    200
INTEL CORP COM                 COM              458140100      568   21948 SH       SOLE             21948
INTERNATIONAL BUS MACH COM     COM              459200101     2304   19560 SH       SOLE             19560
INTUIT COM                     COM              461202103     1036   34175 SH       SOLE             34175
ISHARES INC MSCI PAC EX-J IDX  ETF              464286665      534    3210 SH       SOLE              3210
ISHARES TR COHEN&ST RLTY       ETF              464287564      932   10000 SH       SOLE             10000
ISHARES TR FTSE XNHUA IDX      ETF              464287184     1465    8140 SH       DEFINED           8040    100
CHINA
ISHARES TR MSCI EAFE IDX EU,   ETF              464287465     1482   17943 SH       SOLE             17943
ASIA,
ISHARES TR MSCI EMERG MKT      ETF              464287234     1366    9138 SH       SOLE              9138
ISHARES TR RUSSELL MCP GR      ETF              464287234     1126    9696 SH       SOLE              9696
ISHARES TR RUSSELL MCP VL      ETF              464287473      665    4393 SH       SOLE              4393
ISHARES TR RUSSELL1000 GRW     ETF              464287614      387    6269 SH       SOLE              6269
ISHARES TR S&P LATIN AM 40     ETF              464287390      619    2565 SH       SOLE              2565
ISHARES TR S&P SMLCP GROW      ETF              464287887      292    2041 SH       SOLE              2041
JOHNSON & JOHNSON COM          COM              478160104     2979   45350 SH       SOLE             45350
JOHNSON CTLS INC COM           COM              478366107      377    3191 SH       SOLE              3191
KIMBERLY CLARK CORP COM        COM              494368103      383    5450 SH       DEFINED           4850          600
KINDER MORGAN ENERGY UT LTD    LP               494550106     1115   22575 SH       SOLE             22575
PARTNER
KRAFT FOODS INC CL A           CL A             50075n104      282    8186 SH       SOLE              8186
LEGGETT & PLATT INC COM        COM              524660107      459   23967 SH       DEFINED            400        23567
LINEAR TECHNOLOGY CORP COM     COM              535678106      283    8075 SH       DEFINED           6075   2000
LOWES COS INC COM              COM              548661107     1656   59110 SH       SOLE             59110
MBT FINANCIAL CORP             COM              578877102      971   81362 SH       SOLE             81362
MCDONALDS CORP COM             COM              580135101      737   13536 SH       SOLE             13536
MEDCO HEALTH SOLUTIONS COM     COM              58405u102     2829   31302 SH       DEFINED          30000         1302
MEDTRONIC INC COM              COM              585055106     1395   24738 SH       SOLE             24738
MICROSOFT CORP COM             COM              594918104     1918   65122 SH       SOLE             65122
MINNESOTA MNG & MFG CO COM     COM              88579y101      225    2400 SH       SOLE              2400
MONEYGRAM INTL INC COM         COM              60935y109      340   15051 SH       DEFINED          14351    700
MONSANTO CO NEW COM            COM              61166w104     1170   13650 SH       SOLE             13650
MORGAN J P CHASE CO INC COM    COM              46625h100      527   11492 SH       SOLE             11492
NOVARTIS A G SPONSORED ADR     COM              66987v106      225    4100 SH       SOLE              4100
PENN WEST ENERGY TR TR UNIT    UIT              707885109      232    7480 SH       SOLE              7480
PEPSICO INC COM                COM              713448108     3933   53687 SH       DEFINED          53612     75
PITNEY BOWES INC COM           COM              724479100      417    9189 SH       SOLE              9189
POWERSHARES     TRUST SER 1    ETF              73935a104      625   12150 SH       SOLE             12150
PROCTER & GAMBLE CO COM        COM              742718109     3742   53201 SH       DEFINED          43777         9424
QUALCOMM INC COM               COM              747525103      580   13725 SH       DEFINED          13025    700
SCHLUMBERGER LTD COM           COM              806857108      559    5324 SH       SOLE              5324
STRYKER CORP COM               COM              863667101     2558   37203 SH       SOLE             37203
SYSCO CORP COM                 COM              871829107     1978   55564 SH       SOLE             55564
T ROWE PRICE GROUP INC         COM              74144t108     1846   33151 SH       SOLE             33151
UNITED PARCEL SERVICE CL B     CL B             911312106     2227   29655 SH       SOLE             29655
UNITED TECHNOLOGIES CP COM     COM              913017109     2703   33589 SH       SOLE             33589
VANGUARD SECTOR INDEX ENERGY   ETF              92204a306      782    7200 SH       SOLE              7200
VIPERS
VANGUARD SECTOR INDEX INF TECH ETF              92204a702     1026   16925 SH       SOLE             16925
VIPE
VERIZON COMMUNICATIONS COM     COM              92343v104      907   20483 SH       DEFINED           3576        16907
WACHOVIA CORP COM              COM              929903102      557   11100 SH       SOLE             11100
WAL MART STORES INC COM        COM              931142103      278    6370 SH       SOLE              6370
WALGREEN                       COM              931422109     2574   54491 SH       DEFINED          51491   3000
WELLS FARGO & CO NEW COM       COM              949746101     2958   83053 SH       SOLE             83053
WYETH                          COM              983024100      548   12300 SH       SOLE             12300
ZIMMER HLDGS INC COM           COM              98956p102     1319   16287 SH       SOLE             16287